Interim Condensed Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net loss for the period	$ (17,831,537)	$ (180,664)
Adjustments for:
Amortization	1,265,378	911,829
Stock-based compensation expense	1,182,403	1,462,866
Interest income	(37,481)	(81,742)
Inventory provision	1,451,336
Changes in fair value of derivative liabilities	(98,281)	(8,672,615)
Changes in non-cash working capital items:
Receivables	214,421	(107,968)
Prepaid expenses and deposit	(6,469,784)	(8,041,770)
Inventory	(4,119,368)	5,861
Trade payables and accrued liabilities	(1,839,930)	(303,496)
Customer deposits and construction contract liability	17,231	58,538
Net cash flows used in operating activities	(26,265,612)	(14,949,161)
Investing activities
Investments in restricted cash	(782)	(843)
Expenditures on plant and equipment	(1,068,392)	(1,681,789)
Net cash flows used in investing activities	(1,069,174)	(1,682,632)
Financing activities
Interest income received	86,245	68,376
Interest income received from net investment in sublease		846
Interest paid on lease payments	(48,764)	(35,171)
Repayment of leases	(231,951)	(163,049)
Payment received for net investment in sublease		14,154
Proceeds on issuance of common shares - net of issue costs		142,493,563
Payment for RSU settlement	(20,786)
Proceeds from issuance of common shares for options exercised	295,516	449,459
Proceeds from issuance of common shares for warrants exercised		4,726,428
Net cash flows from financing activities	80,260	147,554,606
Increase/(decrease) in cash and cash equivalents	(27,254,526)	130,922,813
Effect of exchange rate changes on cash	(5,850)	(7,859)
Cash and cash equivalents, beginning	221,928,008	129,450,676
Cash and cash equivalents, ending	$ 194,667,632	$ 260,365,630